Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
31.
Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of June 2021 and March 2022, and will end in September 2026. The monthly rent to pay was Ps.1,435. Base rent is subject to increases in accordance with the INPC and the CPI.

The expense in pesos for income amounted was Ps.12,250, Ps.12,641 and Ps.17,057, for December 31, 2020, 2021 and 2022, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

– Leases as lessor

a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2020		2021		2022
Less than one year	Ps.	1,368,927	Ps.	1,320,582	Ps.	1,478,921
One to two years		1,109,585		914,749		902,437
Two to three years		768,681		594,693		526,668
Three to four years		390,332		368,601		138,238
Four to five years		105,303		58,594		57,803
More than five years		70,242		53,271		56,108
	Ps.	3,813,070	Ps.	3,310,490	Ps.	3,160,175

b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2020		2021		2022
Less than one year	USD$	9,491	USD$	9,979	USD$	11,451
One to two years		5,514		8,029		10,129
Two to three years		4,267		7,394		9,341
Three to four years		3,686		7,253		9,044
Four to five years		3,548		6,514		6,021
More than five years		3,781		990		6,248
	USD$	30,287	USD$	40,159	USD$	52,234

During the years ended December 31, 2020, 2021 and 2022, the Company recognized income from leasing activities of Ps.1,748,493, Ps.2,804,718 and Ps.3,857,886, as part of the unregulated revenues in the consolidated statements of profit or loss and other comprehensive income.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2020, 2021 and 2022 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.